SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
SEGMENT AND GEOGRAPHIC INFORMATION [Abstract]
Schedule of Segment Reporting

	Year ended December 31,
	2011	2012	2013
Revenue:
MMP SoC for portable media players	$47,168	$54,150	$69,256
Testing solutions	317	179	135
	$47,485	$54,329	$69,391
Gross profit:
MMP SoC for portable media players	$18,347	$19,143	$21,349
Testing solutions	141	79	77
	$18,488	$19,222	$21,426